Submission	Dec. 19, 2025
Submission [Line Items]
Central Index Key	0001943923
Registrant Name	Brookfield Capital Finance LLC
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A